February 3, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

	Re:	Ariel Growth Fund - File Nos.  33-7699 and 811-4786

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and on behalf of Ariel Growth Fund (the "Registrant"), the undersigned hereby certifies that the form of Prospectuses and Statements of Additional
 Information, each dated February 1, 1997, that would have been filed under
 Rule 497(c) would not have differed from that contained in Post-Effective
 Amendment No. 19 to its registration statement on Form N-1A.  The text of such Amendment to the registration statement was filed electronically.

	Questions regarding this filing may be directed to Ms. Jessica R. Droeger at
 (312)580-2367.



						Very truly yours,


						 /s/Roger Schmitt
						Roger Schmitt, Vice President